RESTRUCTURING AND ACQUISITION-RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Acquisition-related transaction costs	$ 588	$ 1,526
Restructuring and acquisition-related costs	479	8,225
Acquisition-related transaction costs	588	1,526
Restructuring and acquisition-related costs (note 18)	479	8,225
Employee termination and benefit costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	971	251
Restructuring and acquisition-related costs	600
Expense of restructuring activities	971	251
Restructuring and acquisition-related costs (note 18)	600
Exit, relocation and other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities	2,179	3,312
Expense of restructuring activities	2,179	3,312
Net (gain) loss on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Expense of restructuring activities		3,136
Net (gain) loss on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities	(3,259)
Expense of restructuring activities		3,136
Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	4,800
Restructuring and acquisition-related costs (note 18)	4,800
Other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		600
Restructuring and acquisition-related costs (note 18)		600
Frontier Yarns Acquisition
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		1,500
Restructuring and acquisition-related costs (note 18)		1,500
Accelerated Depreciation Of Right-of-Use Assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	2,600
Restructuring and acquisition-related costs (note 18)	2,600
Completion Of Previously Initiated Restructuring Activities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	1,900
Restructuring and acquisition-related costs (note 18)	1,900
United States | Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	6,000	2,000
Restructuring and acquisition-related costs (note 18)	6,000	2,000
MEXICO | Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	3,400	4,100
Restructuring and acquisition-related costs (note 18)	$ 3,400	$ 4,100